Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Lease Commitments Tables
Schedule of Minimum Future Lease Payment

Future minimum lease payments as of December 31, 2013 are displayed below:

Year ending December 31,
2014	$47,206
2015	$47,056
2016	$48,110
2017	$16,154
2018	$-
Total minimum lease payments	$158,526

Future minimum lease payments as of December 31, 2012 are displayed below:

Year ending December 31,
2013	$46,393
2014	$47,206
2015	$47,056
2016	$48,110
2017	$16,154
2018	$-
Total minimum lease payments	$204,919